Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	June 30, 2026	December 31, 2025
	$	$
Trade payables	3,062,512	1,901,220
Accrued expenses	2,821,818	1,848,577
VAT payable	142,024	12,684
Total trade and other payables	6,026,354	3,762,481